Cash and bank balances - Summary of detailed information about cash and bank balances (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand	$ 595,992	$ 31,031
General bank accounts	525,610,116	453,935,733
Total cash and bank balances	$ 526,206,108	$ 453,966,764